Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 MMBbls MMBoe Bcf	Dec. 31, 2021 MMBbls MMBoe Bcf	Dec. 31, 2020 MMBbls MMBoe Bcf
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves	34	27	6
Extension and discoveries of proved undevelopment reserves	288	148	85
Proved developed reserves of sales and acquisition			11
Revised proved reserves	87	217	61
Proved developed reserves added due to higher average oil price	55	186
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance	46		61
Proved reserves revisions of previous estimates of change of development strategy		17
Proved developed reserves reduced due to lower average oil price			38
Top of range [member]
Changes in our estimated proved reserves [line items]
Increase Decrease in total proved reserve	7.00%
Neuquina basin [Member]
Changes in our estimated proved reserves [line items]
Proved reserves revisions of previous estimates of change of development strategy	15		37
Crude oil [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls	5	3	4
Extension and discoveries of proved undevelopment reserves | MMBbls	120	73	42
Revised proved reserves | MMBbls	72	161
Proved developed reserves added due to higher average oil price | MMBbls			93
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	2.00%
Natural Gas Liquids [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls	3	3
Extension and discoveries of proved undevelopment reserves | MMBbls	24	16	9
Revised proved reserves | MMBbls	1	6	8
Natural gas [member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | Bcf	144	116	9
Extension and discoveries of proved undevelopment reserves | Bcf	808	334	189
Revised proved reserves | Bcf	91	347	136
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	1.00%
Crude Oil And Natural Gas [Member]
Changes in our estimated proved reserves [line items]
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	3.00%